NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Boeing 777 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	1
Airbus A330-200 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	4
ATR42-300 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	5	1